Financial Instruments - fair value - Analysis of Financial Instruments Measured at Fair Value (Details) - At Fair Value - Level 3 £ in Millions	6 Months Ended
Jun. 30, 2026 GBP (£)
Contingent consideration liabilities
Contingent consideration liabilities
Beginning balance	£ (39)
Losses recognised in the income statement	(11)
Gains recognised in other comprehensive income	0
Exchange adjustments	(1)
Additions	0
Disposals	0
Settlements	5
Ending balance	(46)
Other investments | Other investments
Other investments
Beginning balance	235
Losses recognised in the income statement	(21)
Gains recognised in other comprehensive income	14
Exchange adjustments	3
Additions	3
Disposals	(3)
Settlements	0
Ending balance	£ 231